Debt - Interest Expense (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Debt Disclosure [Abstract]
Total interest cost	$ 232	$ 211
Capitalized interest	(47)	(81)
Total interest expense, net	$ 185	$ 130